Share Capital - Summary of fair values at the amendment date of the share-based option plan (Detail)	1 Months Ended		6 Months Ended
	May 29, 2019 USD ($) yr	May 29, 2019 CAD ($) yr	Jun. 30, 2019 USD ($) yr	Jun. 30, 2018 USD ($) yr	Jun. 30, 2018 CAD ($) yr
Disclosure of fair value measurement of equity [line items]
Fair Value at grant			$ 1.76		$ 5.99
Share price at grant			2.84		10.79
Exercise price			$ 3.40		$ 11.97
Expected Volatility			98.43%	90.12%	90.12%
Expected Option Life | yr			3.5	3	3
Expected dividends
Risk free interest rate (based on government bonds)			1.61%	1.90%	1.90%
Before Amendment [Member]
Disclosure of fair value measurement of equity [line items]
Share price at grant		$ 3.47
Expected dividends
Before Amendment [Member] | Top of range [member]
Disclosure of fair value measurement of equity [line items]
Fair Value at grant		0.01
Exercise price		$ 12.90
Expected Volatility	98.60%	98.60%
Expected Option Life | yr	1.0	1.0
Risk free interest rate (based on government bonds)	1.48%	1.48%
Before Amendment [Member] | Bottom of range [member]
Disclosure of fair value measurement of equity [line items]
Fair Value at grant		$ 1.40
Exercise price		$ 51.60
Expected Volatility	99.40%	99.40%
Expected Option Life | yr	3.5	3.5
Risk free interest rate (based on government bonds)	1.57%	1.57%
After Amendment [Member]
Disclosure of fair value measurement of equity [line items]
Share price at grant		$ 3.47
Exercise price		4.54
Expected dividends
After Amendment [Member] | Top of range [member]
Disclosure of fair value measurement of equity [line items]
Fair Value at grant		$ 1.06
Expected Volatility	98.60%	98.60%
Expected Option Life | yr	1.0	1.0
Risk free interest rate (based on government bonds)	1.48%	1.48%
After Amendment [Member] | Bottom of range [member]
Disclosure of fair value measurement of equity [line items]
Fair Value at grant		$ 2.10
Expected Volatility	99.40%	99.40%
Expected Option Life | yr	3.5	3.5
Risk free interest rate (based on government bonds)	1.57%	1.57%